[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]
December 16, 2016
Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
RE:	Guggenheim Enhanced Equity Income Fund N-14 Filing

Ladies and Gentlemen:

On behalf of Guggenheim Enhanced Equity Income Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission thereunder, one electronically signed Pre-Effective Amendment to the Registration Statement on Form N-14 (the “Registration Statement”).
The Registration Statement relates to the reorganizations of  Guggenheim Enhanced Equity Strategy Fund and Guggenheim Equal Weight Enhanced Equity Income Fund into the Fund.
A fee of $26,035.15 to cover the registration fee under the Securities Act has been paid.
If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.
Very truly yours,
/s/ Kevin T. Hardy
 Kevin T. Hardy
Enclosure